united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)

Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - 86.4%
	FEDERAL HOME LOAN MORTGAGE CORP. - 26.7% (a)
$25,124	Freddie Mac Arm Pool 420178 (b)	COF 11 +1.25	5.7730	6/1/2020	$25,293
37,409	Freddie Mac Arm Pool 420181 (b)	COF 11 +1.25	5.8940	8/1/2020	37,747
30,557	Freddie Mac Arm Pool 420198 (b)	COF 11 +1.25	5.9230	10/1/2020	30,883
42,922	Freddie Mac Arm Pool 420199 (b)	COF 11 +1.25	5.9530	11/1/2020	43,376
270,121	Freddie Mac Gold Pool G08448		5.0000	5/1/2041	291,970
852,835	Freddie Mac Gold Pool Q18571		3.5000	5/1/2043	872,666
1,081,542	Freddie Mac Gold Pool Q20545		3.5000	7/1/2043	1,104,944
210,357	Freddie Mac Gold Pool U92432		4.0000	2/1/2044	218,019
538,000	Freddie Mac Multifamily Structured Pass Through Cert K013 A2 (c,d)		3.9740	1/25/2021	549,445
4,300,000	Freddie Mac Multifamily Structured Pass Through Cert K064 A2 (c)		3.2240	3/25/2027	4,413,991
1,160,000	Freddie Mac Multifamily Structured Pass Through Cert K077 A2 (c,d)		3.8500	5/25/2028	1,245,050
880,000	Freddie Mac Multifamily Structured Pass Through Cert K084 A2 (c,d)		3.7800	10/25/2028	939,897
262,929	Freddie Mac Multifamily Structured Pass Through Cert K725 A1 (c)		2.6660	5/25/2023	263,294
2,030,000	Freddie Mac Multifamily Structured Pass Through Cert K732 A2 (c)		3.7000	5/25/2025	2,138,202
286,780	Freddie Mac Multifamily Structured Pass Through Cert KF06 A (b,c)	LIBOR01M +0.33	2.8204	11/25/2021	286,594
446,578	Freddie Mac Multifamily Structured Pass Through Cert KF14 A (b,c)	LIBOR01M +0.65	3.1404	1/25/2023	447,211
490,691	Freddie Mac Multifamily Structured Pass Through Cert KI01 A (b,c)	LIBOR01M +0.16	2.6504	9/25/2022	489,610
2,655,000	Freddie Mac Multifamily Structured Pass Through Cert KJ20 A2 (c)		3.7990	12/25/2025	2,791,263
1,890,000	Freddie Mac Multifamily Structured Pass Through Cert KJ21 A2 (c)		3.7000	9/25/2026	1,987,719
3,700,000	Freddie Mac Multifamily Structured Pass Through Cert KPLB A (c)		2.7700	5/25/2025	3,694,440
2,376,671	Freddie Mac Multifamily Structured Pass Through Cert Q008 A (b,c)	LIBOR01M +0.39	2.8804	10/25/2045	2,363,595
250,623	Freddie Mac Non Gold Pool 1B2025 (b)	US0012M +1.86	4.6890	6/1/2034	263,129
195,610	Freddie Mac Non Gold Pool 1B2721 (b)	US0012M +1.73	4.7480	1/1/2035	204,512
87,590	Freddie Mac Non Gold Pool 1H2695 (b)	H15T1Y +2.17	4.4160	4/1/2036	90,268
314,548	Freddie Mac Non Gold Pool 1J1382 (b)	US0012M +1.64	4.5150	11/1/2036	328,934
78,744	Freddie Mac Non Gold Pool 1J1540 (b)	US0012M +2.18	5.3050	3/1/2037	83,671
578,412	Freddie Mac Non Gold Pool 1K0068 (b)	H15T1Y +2.51	5.0390	11/1/2036	616,417
527,729	Freddie Mac Non Gold Pool 1L1358 (b)	H15T1Y +2.50	4.7500	5/1/2036	559,385
183,571	Freddie Mac Non Gold Pool 1Q0092 (b)	H15T1Y +2.25	4.6940	3/1/2036	193,699
200,221	Freddie Mac Non Gold Pool 1Q0160 (b)	US0012M +1.77	4.5200	9/1/2035	209,694
96,028	Freddie Mac Non Gold Pool 1Q0647 (b)	US0012M +1.83	4.4640	11/1/2038	101,021
131,835	Freddie Mac Non Gold Pool 1Q1097 (b)	US0012M +1.78	4.8310	4/1/2037	138,382
149,305	Freddie Mac Non Gold Pool 1Q1104 (b)	US0012M +1.71	4.4910	4/1/2037	156,462
60,117	Freddie Mac Non Gold Pool 1Q1131 (b)	US0006M +1.66	4.2350	6/1/2037	61,135
188,407	Freddie Mac Non Gold Pool 1Q1302 (b)	US0012M +1.62	4.3350	11/1/2038	196,804
1,483,458	Freddie Mac Non Gold Pool 1Q1380 (b)	US0012M +1.90	4.9320	3/1/2038	1,563,987
127,877	Freddie Mac Non Gold Pool 1Q1446 (b)	H15T1Y +1.87	4.1700	9/1/2038	132,778
22,711	Freddie Mac Non Gold Pool 407736 (b)	H15T1Y +2.13	4.8410	1/1/2023	23,050
1,490,920	Freddie Mac Non Gold Pool 780722 (b)	H15T1Y +2.22	4.4700	8/1/2033	1,565,439
247,962	Freddie Mac Non Gold Pool 783000 (b)	H15T1Y +2.28	4.8390	1/1/2035	261,325
289,985	Freddie Mac Non Gold Pool 783028 (b)	H15T1Y +2.25	5.0000	2/1/2035	305,503
18,982	Freddie Mac Non Gold Pool 845830 (b)	US0006M +1.93	4.5320	7/1/2024	19,501
402,854	Freddie Mac Non Gold Pool 847103 (b)	H15T1Y +2.30	4.8260	1/1/2033	423,903
44,342	Freddie Mac Non Gold Pool 848565 (b)	US0012M +1.72	4.4590	12/1/2037	45,848
96,720	Freddie Mac Non Gold Pool 848568 (b)	H15T1Y +2.21	4.5980	9/1/2038	101,717
271,435	Freddie Mac Non Gold Pool 848575 (b)	H15T1Y +2.27	4.7560	2/1/2036	285,310
250,614	Freddie Mac Non Gold Pool 848685 (b)	H15T1Y +2.29	4.7720	2/1/2036	263,990
889,372	Freddie Mac Non Gold Pool 848690 (b)	H15T1Y +2.25	4.5570	3/1/2037	935,300
2,501,603	Freddie Mac Non Gold Pool 848949 (b)	H15T1Y +2.25	4.5190	9/1/2038	2,629,156
760,237	Freddie Mac Non Gold Pool 849046 (b)	US0012M +1.90	4.2710	9/1/2041	794,905
156,553	Freddie Mac Non Gold Pool 972132 (b)	H15T1Y +2.23	4.7040	11/1/2033	164,405
49,369	Freddie Mac Non Gold Pool 972257 (b)	US0012M +1.79	4.1600	5/1/2037	50,566
157,316	Freddie Mac REMICS 1628 LZ (c)		6.5000	12/15/2023	164,974
115,189	Freddie Mac REMICS 2102 PE (c)		6.5000	12/15/2028	127,187
76,348	Freddie Mac REMICS 2131 ZB (c)		6.0000	3/15/2029	80,359
32,717	Freddie Mac REMICS 2412 OF (b,c)	LIBOR01M +0.95	3.4337	12/15/2031	33,197
56,795	Freddie Mac REMICS 2448 FV (b,c)	LIBOR01M +1.00	3.4837	3/15/2032	55,735
16,745	Freddie Mac REMICS 2450 FW (b,c)	LIBOR01M +0.50	2.9837	3/15/2032	16,698
181,053	Freddie Mac REMICS 2526 FC (b,c)	LIBOR01M +0.40	2.8838	11/15/2032	180,708
20,928	Freddie Mac REMICS 2557 WF (b,c)	LIBOR01M +0.40	2.8838	1/15/2033	19,902
94,217	Freddie Mac REMICS 2581 FD (b,c)	LIBOR01M +0.75	3.2338	12/15/2032	94,909
46,681	Freddie Mac REMICS 2768 PW (c)		4.2500	3/15/2034	49,329
4,001	Freddie Mac REMICS 2874 BC (c)		5.0000	10/15/2019	3,964
40,597	Freddie Mac REMICS 2881 AG (c)		4.5000	8/15/2034	40,284

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - 86.4% (continued)
	FEDERAL HOME LOAN MORTGAGE CORP. - 26.7% (a)(continued)
$691,796	Freddie Mac REMICS 2903 Z (c)		5.0000	12/15/2024	$719,114
5,731	Freddie Mac REMICS 2930 KT (c)		4.5000	2/15/2020	5,675
22,348	Freddie Mac REMICS 2931 DE (c)		4.0000	2/15/2020	22,292
479,596	Freddie Mac REMICS 2978 JG (c)		5.5000	5/15/2035	531,265
5,970	Freddie Mac REMICS 3016 FL (b,c)	LIBOR01M +0.39	2.8738	8/15/2035	5,916
710,308	Freddie Mac REMICS 3036 NE (c)		5.0000	9/15/2035	771,113
83,358	Freddie Mac REMICS 3104 DH (c)		5.0000	1/15/2026	86,761
622,354	Freddie Mac REMICS 3412 AY (c)		5.5000	2/15/2038	679,926
260,077	Freddie Mac REMICS 3561 W (c)		2.8079	6/15/2048	237,325
467,978	Freddie Mac REMICS 3620 AT (c,d)		4.0316	12/15/2036	488,993
138,315	Freddie Mac REMICS 3862 GA (c)		4.0000	4/15/2041	144,361
					41,565,392
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 32.9% (a)
3,725,000	Fannie Mae Aces 2015-M10 A2 (c,d)		3.0920	4/25/2027	3,759,891
871,832	Fannie Mae Aces 2015-M17 FA (b,c)	LIBOR01M +0.93	3.4114	11/25/2022	874,102
2,000,000	Fannie Mae Aces 2017-M3 A2 (c,d)		2.4860	12/25/2026	1,951,507
2,970,000	Fannie Mae Aces 2017-M14 A2 (c,d)		2.8770	11/25/2027	2,960,536
31,952	Fannie Mae Pool 202436 (b)	H15T3Y +2.23	3.5390	2/1/2023	32,476
7,328	Fannie Mae Pool 303212 (b)	US0006M +2.09	4.5480	2/1/2025	7,390
260,627	Fannie Mae Pool 555375		6.0000	4/1/2033	292,000
75,341	Fannie Mae Pool 583934 (b)	H15T1Y +2.27	4.2700	5/1/2031	75,200
102,503	Fannie Mae Pool 619105 (b)	H15T1Y +2.13	4.0000	5/1/2032	103,834
25,734	Fannie Mae Pool 642012 (b)	H15T1Y +2.27	4.1400	5/1/2032	26,352
52,194	Fannie Mae Pool 684842 (b)	H15T1Y +2.43	4.5680	1/1/2030	52,528
267,826	Fannie Mae Pool 699985 (b)	H15T1Y +2.19	4.0680	4/1/2033	277,954
1,940	Fannie Mae Pool 70565 (b)	H15BDI6M +1.75	4.2500	2/1/2020	1,943
187,046	Fannie Mae Pool 721424 (b)	H15T1Y +2.29	4.3900	6/1/2033	195,863
28,457	Fannie Mae Pool 725052 (b)	H15T1Y +2.16	4.0360	7/1/2033	29,182
18,737	Fannie Mae Pool 725320 (b)	H15T1Y +2.25	4.2640	8/1/2039	19,959
213,022	Fannie Mae Pool 725392 (b)	H15T1Y +2.24	4.5270	4/1/2034	224,252
37,648	Fannie Mae Pool 732087 (b)	H15T1Y +2.44	4.6410	8/1/2033	39,627
130,030	Fannie Mae Pool 735667		5.0000	7/1/2035	139,965
7,282	Fannie Mae Pool 742230 (b)	US0006M +2.25	4.7500	9/1/2033	7,259
90,066	Fannie Mae Pool 748848 (b)	H15T1Y +2.27	4.3830	6/1/2037	95,020
161,584	Fannie Mae Pool 751930 (b)	US0012M +1.75	4.6250	10/1/2033	169,881
121,337	Fannie Mae Pool 762519		5.5000	11/1/2023	124,982
80,055	Fannie Mae Pool 766907 (b)	US0012M +1.80	4.0830	3/1/2034	83,754
64,561	Fannie Mae Pool 783245 (b)	12MTA +1.20	3.5320	4/1/2034	63,506
54,852	Fannie Mae Pool 803338 (b)	12MTA +1.20	3.5320	9/1/2044	55,253
475,659	Fannie Mae Pool 805753 (b)	H15T1Y +2.31	4.9380	1/1/2035	504,986
462,936	Fannie Mae Pool 813637 (b)	H15T1Y +2.19	4.8490	1/1/2036	487,704
163,859	Fannie Mae Pool 813844 (b)	US0006M +1.54	4.3150	1/1/2035	169,385
64,490	Fannie Mae Pool 823235 (b)	US0012M +2.47	5.0980	6/1/2035	68,805
346,689	Fannie Mae Pool 829608 (b)	H15T1Y +2.22	4.4730	8/1/2035	365,231
116,458	Fannie Mae Pool 832249 (b)	US0012M +1.57	4.3190	8/1/2035	121,939
41,021	Fannie Mae Pool 837332 (b)	H15T1Y +2.08	4.3280	9/1/2035	42,363
147,091	Fannie Mae Pool 838444 (b)	H15T1Y +2.22	4.4730	8/1/2035	155,546
196,217	Fannie Mae Pool 838948 (b)	US0006M +1.51	4.3010	8/1/2035	202,738
18,872	Fannie Mae Pool 844532 (b)	12MTA +1.79	4.1260	11/1/2035	19,422
65,872	Fannie Mae Pool 846695 (b)	US0006M +2.55	5.0820	11/1/2035	69,557
295,704	Fannie Mae Pool 846749 (b)	US0006M +2.34	5.0640	1/1/2036	309,057
40,365	Fannie Mae Pool 863729 (b)	H15T1Y +2.27	4.8930	1/1/2036	42,056
50,792	Fannie Mae Pool 879683 (b)	H15T1Y +2.15	4.3680	9/1/2036	53,407
46,125	Fannie Mae Pool 880366 (b)	US0006M +1.44	4.1550	2/1/2036	47,496
286,307	Fannie Mae Pool 880373 (b)	US0012M +1.57	4.5280	2/1/2036	298,827
94,092	Fannie Mae Pool 886376 (b)	12MTA +2.37	4.7100	8/1/2036	99,184
416,934	Fannie Mae Pool 888310 (b)	US0012M +1.64	3.9140	4/1/2037	434,930
139,964	Fannie Mae Pool 888628 (b)	US0012M +1.80	4.6980	7/1/2037	147,358
517,638	Fannie Mae Pool 889819 (b)	US0012M +1.56	4.2440	4/1/2037	538,609
440,232	Fannie Mae Pool 889822 (b)	US0012M +1.61	4.3550	7/1/2035	459,048
440,097	Fannie Mae Pool 894110 (b)	12MTA +2.30	4.6360	10/1/2036	450,533
17,357	Fannie Mae Pool 89417 (b)	H15BDI6M +1.75	4.5000	7/1/2029	17,466
128,385	Fannie Mae Pool 894530 (b)	H15T1Y +2.48	5.0600	5/1/2035	136,540
10,381	Fannie Mae Pool 899633		5.5000	7/1/2037	11,209
269,244	Fannie Mae Pool 900197 (b)	US0012M +2.08	4.8420	10/1/2036	284,330
31,172	Fannie Mae Pool 906281 (b)	US0012M +1.81	4.8210	1/1/2037	32,872
1,099,783	Fannie Mae Pool 910289 (b)	US0012M +1.78	4.1170	3/1/2037	1,153,915

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - 86.4% (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 32.9% (a)(continued)
$255,798	Fannie Mae Pool 920847 (b)	H15T1Y +2.50	4.8300	8/1/2036	$271,205
255,224	Fannie Mae Pool 964244 (b)	US0012M +1.64	4.3930	7/1/2038	265,563
178,626	Fannie Mae Pool 964760 (b)	US0012M +1.66	4.4070	8/1/2038	184,576
159,745	Fannie Mae Pool 995008 (b)	12MTA +2.28	4.6070	10/1/2036	167,699
39,674	Fannie Mae Pool 995134 (b)	H15T1Y +2.18	4.2670	6/1/2036	41,767
92,714	Fannie Mae Pool 995269 (b)	US0006M +1.54	4.2080	7/1/2035	95,873
42,754	Fannie Mae Pool 995552 (b)	H15T1Y +2.15	4.2990	5/1/2035	44,948
38,438	Fannie Mae Pool 995949 (b)	12MTA +2.30	4.6140	9/1/2036	40,149
905,974	Fannie Mae Pool AB5519		3.5000	7/1/2042	923,548
287,850	Fannie Mae Pool AB5688		3.5000	7/1/2037	293,441
1,220,224	Fannie Mae Pool AB7016		4.0000	11/1/2042	1,262,998
546,442	Fannie Mae Pool AB9096		4.0000	4/1/2043	565,496
64,370	Fannie Mae Pool AC2472		5.0000	6/1/2040	68,993
41,439	Fannie Mae Pool AC8301 (b)	US0012M +1.81	4.8100	12/1/2039	43,679
688,345	Fannie Mae Pool AD0541 (b)	H15T1Y +2.18	4.4790	11/1/2033	723,303
365,008	Fannie Mae Pool AD0959 (b)	US0006M +2.28	4.9230	7/1/2037	386,715
212,007	Fannie Mae Pool AE0354 (b)	US0012M +1.74	4.2670	9/1/2037	222,473
150,612	Fannie Mae Pool AE0870 (b)	US0012M +1.68	4.4910	11/1/2036	157,643
230,316	Fannie Mae Pool AI4385 (b)	US0012M +1.80	4.8000	12/1/2041	242,218
936,127	Fannie Mae Pool AJ0875 (b)	US0012M +1.80	4.6630	10/1/2041	978,877
230,939	Fannie Mae Pool AL0332 (b)	H15T1Y +2.14	4.6190	9/1/2034	242,560
273,250	Fannie Mae Pool AL0361 (b)	H15T1Y +2.22	4.4090	7/1/2035	287,684
33,656	Fannie Mae Pool AL0883 (b)	US0012M +1.20	4.0560	1/1/2038	33,790
102,029	Fannie Mae Pool AL0920		5.0000	7/1/2037	109,818
1,156,396	Fannie Mae Pool AL1270 (b)	H15T1Y +2.19	4.4410	10/1/2034	1,215,431
143,881	Fannie Mae Pool AL1271 (b)	H15T1Y +2.29	4.6200	10/1/2033	150,603
561,084	Fannie Mae Pool AL1288 (b)	US0012M +1.61	4.3640	9/1/2037	583,539
1,589,674	Fannie Mae Pool AL1890 (b)	US0012M +1.88	4.8820	3/1/2037	1,680,286
100,537	Fannie Mae Pool AL2559 (b)	US0012M +1.80	4.4610	7/1/2041	104,797
1,379,136	Fannie Mae Pool AO4163		3.5000	6/1/2042	1,405,912
6,422,233	Fannie Mae Pool AO8169		3.5000	9/1/2042	6,546,768
1,749,862	Fannie Mae Pool AQ6238		3.5000	12/1/2042	1,783,798
845,221	Fannie Mae Pool AQ9715		3.0000	1/1/2043	846,051
5,577,260	Fannie Mae Pool BM1078 (b)	H15T1Y +2.19	4.4090	12/1/2040	5,843,918
1,176,392	Fannie Mae Pool MA1404		3.5000	4/1/2043	1,199,234
5,057	Fannie Mae REMICS 1999-57 FC (b,c)	LIBOR01M +0.25	2.7317	11/17/2029	5,019
509,623	Fannie Mae REMICS 2000-45 FD (b,c)	LIBOR01M +0.55	3.0318	12/18/2030	510,000
349,553	Fannie Mae REMICS 2000-45 FG (b,c)	LIBOR01M +0.55	3.0318	12/18/2030	349,812
84,631	Fannie Mae REMICS 2002-16 VF (b,c)	LIBOR01M +0.55	3.0355	4/25/2032	82,735
134,563	Fannie Mae REMICS 2002-30 FB (b,c)	LIBOR01M +1.00	3.4855	8/25/2031	136,863
32,218	Fannie Mae REMICS 2002-71 AP (c)		5.0000	11/25/2032	33,647
6,009	Fannie Mae REMICS 2003-35 FG (b,c)	LIBOR01M +0.30	2.7855	5/25/2033	5,945
33,252	Fannie Mae REMICS 2003-41 JW (c)		5.0000	5/25/2023	33,196
169,285	Fannie Mae REMICS 2003-134 FC (b,c)	LIBOR01M +0.60	3.0855	12/25/2032	170,311
518	Fannie Mae REMICS 2004-90 LH (c)		5.0000	4/25/2034	512
57,064	Fannie Mae REMICS 2005-29 WQ (c)		5.5000	4/25/2035	62,385
272,251	Fannie Mae REMICS 2005-100 BQ (c)		5.5000	11/25/2025	280,183
173,637	Fannie Mae REMICS 2008-86 LA (c,d)		3.4376	8/25/2038	177,818
192,599	Fannie Mae REMICS 2009-50 PT (c,d)		5.8704	5/25/2037	211,214
856,855	Fannie Mae REMICS 2010-60 HB (c)		5.0000	6/25/2040	928,375
243,552	Fannie Mae REMICS 2011-39 ZA (c)		6.0000	11/25/2032	272,345
485,407	Fannie Mae REMICS 2013-63 YF (b,c)	LIBOR01M +1.00	3.4855	6/25/2043	486,150
6,950	Fannie Mae REMICS G92-25 FA (b,c)	LIBOR01M +0.90	3.3855	5/25/2022	6,917
					51,157,509
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 26.2%
111,614	Ginnie Mae II Pool 710063 (d)		4.6500	1/20/2061	113,803
23,534	Ginnie Mae II Pool 710065 (d)		4.8100	2/20/2061	24,530
17,447	Ginnie Mae II Pool 710084 (d)		4.7000	8/20/2061	17,918
4,842	Ginnie Mae II Pool 751387 (d)		4.7420	1/20/2061	4,937
271,004	Ginnie Mae II Pool 751408 (d)		4.8170	6/20/2061	279,562
103,369	Ginnie Mae II Pool 756713 (d)		4.6320	3/20/2062	103,710
56,674	Ginnie Mae II Pool 757339 (d)		4.8620	2/20/2062	57,206
85,285	Ginnie Mae II Pool 757348 (d)		4.8490	6/20/2062	86,053
190,186	Ginnie Mae II Pool 759745 (d)		4.8150	5/20/2062	191,744
1,385,412	Ginnie Mae II Pool 765229 (d)		4.5530	11/20/2062	1,399,587

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - 86.4% (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 26.2%
$1,444,241	Ginnie Mae II Pool 766540 (d)		4.5830	7/20/2062	$1,454,051
1,446,523	Ginnie Mae II Pool 766542 (d)		4.5900	11/20/2062	1,460,942
217,703	Ginnie Mae II Pool 766556 (d)		4.7550	8/20/2062	219,176
942,151	Ginnie Mae II Pool 773431 (d)		4.5310	12/20/2061	946,302
546,877	Ginnie Mae II Pool 773437 (d)		4.4850	2/20/2062	548,448
973,526	Ginnie Mae II Pool 777428 (d)		4.2850	2/20/2063	986,659
1,142,536	Ginnie Mae II Pool 777432 (d)		4.5990	10/20/2062	1,153,413
1,277,155	Ginnie Mae II Pool 777440 (d)		4.5060	12/20/2062	1,298,349
393,243	Ginnie Mae II Pool 891616 (b)	H15T1Y +1.40	3.9900	6/20/2058	400,854
88,993	Ginnie Mae II Pool 894704 (b)	H15T1Y +0.85	3.4380	10/20/2061	90,302
2,241,288	Ginnie Mae II Pool 896363 (b)	H15T1Y +0.75	3.3340	7/20/2062	2,264,904
621,263	Ginnie Mae II Pool 896982 (b)	H15T1Y +1.14	3.7300	12/20/2061	630,882
944,802	Ginnie Mae II Pool 897906 (b)	H15T1Y +0.85	3.4380	6/20/2062	957,712
208,155	Ginnie Mae II Pool 898416 (b)	US0001M +2.00	4.5220	2/20/2063	217,242
1,357,042	Ginnie Mae II Pool 898433 (b)	US0001M +2.15	4.6700	1/20/2063	1,410,591
1,003,119	Ginnie Mae II Pool 898436 (b)	US0001M +2.19	4.7070	2/20/2063	1,046,214
638,842	Ginnie Mae II Pool 899072 (b)	US0001M +2.08	4.6080	10/20/2062	665,848
2,225,520	Ginnie Mae II Pool 899633 (b)	US0001M +2.11	4.6240	1/20/2063	2,329,344
1,441,951	Ginnie Mae II Pool 899650 (b)	US0001M +1.89	4.4100	2/20/2063	1,504,221
1,006,328	Ginnie Mae II Pool 899651 (b)	US0001M +2.37	4.8860	2/20/2063	1,052,897
2,117,809	Ginnie Mae II Pool 899765 (b)	US0001M +2.06	4.5810	2/20/2063	2,216,528
96,712	Ginnie Mae II Pool AE9606 (b)	H15T1Y +1.14	3.7300	8/20/2064	98,389
102,760	Ginnie Mae II Pool AF5211 (b)	H15T1Y +1.44	4.0270	11/20/2063	103,702
61,443	Ginnie Mae II Pool AG8190 (b)	H15T1Y +1.14	3.7270	9/20/2064	62,469
89,844	Ginnie Mae II Pool AG8209 (b)	H15T1Y +0.87	3.4580	10/20/2064	91,187
75,145	Ginnie Mae II Pool AG8275 (b)	H15T1Y +1.14	3.7270	3/20/2065	76,452
96,265	Ginnie Mae II Pool AK0197 (b)	H15T1Y +0.71	3.3010	9/20/2064	97,351
86,764	Government National Mortgage Association 2003-72 Z (c,d)		5.2718	11/16/2045	91,325
54,419	Government National Mortgage Association 2003-88 Z (c,d)		4.5013	3/16/2046	55,994
105,331	Government National Mortgage Association 2011-H23 HA (c)		3.0000	12/20/2061	105,148
435,701	Government National Mortgage Association 2012-124 HT (c,d)		7.2515	7/20/2032	445,387
206,412	Government National Mortgage Association 2012-H21 CF (b,c)	US0001M +0.70	3.2091	5/20/2061	205,881
567,766	Government National Mortgage Association 2012-H29 HF (b,c)	US0001M +0.50	3.0091	10/20/2062	566,968
279,356	Government National Mortgage Association 2013-H02 GF (b,c)	US0001M +0.50	3.0091	12/20/2062	277,980
1,862,905	Government National Mortgage Association 2013-H22 FT (b,c)	H15T1Y +0.65	3.2400	4/20/2063	1,876,730
4,005,201	Government National Mortgage Association 2014-H12 HZ (c,d)		4.5987	6/20/2064	4,256,332
1,079,223	Government National Mortgage Association 2014-H14 FA (b,c)	US0001M +0.50	3.0071	7/20/2064	1,083,819
733,788	Government National Mortgage Association 2014-H15 FA (b,c)	US0001M +0.50	3.0091	7/20/2064	734,262
49,793	Government National Mortgage Association 2015-H05 FA (b,c)	US0001M +0.30	2.8091	4/20/2061	49,412
299,450	Government National Mortgage Association 2015-H09 HA (c)		1.7500	3/20/2065	296,812
152,800	Government National Mortgage Association 2015-H11 FA (b,c)	US0001M +0.25	2.7591	4/20/2065	152,618
705,243	Government National Mortgage Association 2015-H13 FL (b,c)	US0001M +0.28	2.7891	5/20/2063	704,504
529,147	Government National Mortgage Association 2015-H19 FH (b,c)	US0001M +0.30	2.8091	7/20/2065	528,438
1,996,631	Government National Mortgage Association 2016-H10 FJ (b,c)	US0001M +0.60	3.1091	4/20/2066	1,999,824
1,641,305	Government National Mortgage Association 2016-H19 FJ (b,c)	US0001M +0.40	2.9091	9/20/2063	1,640,555
					40,735,468
	U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.6%
960,000	United States Department of Housing and Urban Development		1.8800	8/1/2019	957,929

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $135,367,416)				134,416,298

	U.S. TREASURY NOTES - 0.5%
690,000	United States Treasury Note		2.2500	3/31/2021	689,730
105,000	United States Treasury Note		2.1250	3/31/2024	104,428
	TOTAL U.S. TREASURY NOTE (Cost - $794,719)				794,158

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value
	SHORT TERM INVESTMENTS - 23.0%
	U.S GOVERNMENT & AGENCY DISCOUNT NOTES - 17.0%		Discount Rate
$16,925,000	Federal Home Loan		0.00%	4/1/2019	$16,925,000
9,500,000	Federal Home Loan		0.00%	4/8/2019	9,495,936
					26,420,936
	U.S. TREASURY BILLS - 6.0%
7,485,000	United States Treasury Bill				7,483,530
1,810,000	United States Treasury Bill				1,796,361
					9,279,891

	TOTAL SHORT TERM INVESTMENTS (Cost - $35,700,508)				35,700,827

	TOTAL INVESTMENTS - 109.9% (Cost - $171,862,643)				$170,911,283
	LIABILITIES LESS OTHER ASSETS - (9.9) %				(15,430,086)
	TOTAL NET ASSETS - 100.0%				$155,481,197

	12MTA - 12 Month Treasury Average
	COF 11 - Cost of Funds Index
	H15BDI6M - US Treasury Bill 6 Month Auction High Discount Rate
	H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
	H15T3Y - US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
	LIBOR01M - London Interbank Offered Rate 1 Month
	US0001M - 1 month US Dollar USD LIBOR interest rate
	US0006M - 6 month US Dollar USD LIBOR interest rate
	US0012M - 12 month US Dollar USD LIBOR interest rate
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on March 31, 2019.
(c)	Collateralized mortgage obligation (CMO).
(d)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Portfolio of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$-	$134,416,298	$-	$134,416,298
U.S. Treasury Notes	-	794,158	-	794,158
Short-Term Investments	-	35,700,827	-	35,700,827
Total	$-	$170,911,283	$-	$170,911,283
The Fund did not hold any Level 3 securities during the period.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECAITON – TAX BASIS
The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$171,862,643	$1,012,606	$(1,963,966)	$(951,360)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 5/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 5/23/2019

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 5/23/2019